SEGMENTS (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Segment Reporting Information [Line Items]
Revenues	$ 5,630	$ 4,810
Gross profit	2,819	2,791
Research and development expenses	457	389
Selling and marketing expenses	971	839
Segments Profitability	895	1,165
Segments [Member]
Segment Reporting Information [Line Items]
Segments Profitability	1,817	1,824
Generics [Member]
Segment Reporting Information [Line Items]
Revenues	3,058	2,458
Gross profit	1,370	1,123
Research and development expenses	191	129
Selling and marketing expenses	400	345
Segments Profitability	779	649
Specialty [Member]
Segment Reporting Information [Line Items]
Revenues	2,020	2,152
Gross profit	1,754	1,871
Research and development expenses	255	239
Selling and marketing expenses	461	457
Segments Profitability	$ 1,038	$ 1,175